Transfers of financial assets and variable interest entities (Details 6) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
VIE Disclosures
Average maturity of CP (in days)	19	27
Average maturity of conduit's assets (in years)	2.1	2.9
Percentage of control in which Group is determined to have power (percent)	50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	68,692	61,763
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,022	183,455
Trading assets	229,413	256,399
Investment securities	2,987	3,498
Other investments	10,329	12,022
Net loans	247,054	242,223
Premises and equipment	5,091	5,618
Loans held-for-sale	18,914	19,894
Other assets	63,065	72,912
Customer deposits	333,089	308,312
Trading liabilities	76,635	90,816
Short-term borrowings	20,193	18,641
Long-term debt	130,042	148,134
Other liabilities	51,447	57,637
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	952	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,959	117
Trading assets	3,610	4,697
Investment securities	100	23
Other investments	1,983	2,289
Net loans	4,207	6,053
Premises and equipment	513	581
Loans held-for-sale	10,628	10,505
Other assets	14,330	14,536
Total assets of consolidated VIEs	27,654	30,046
Customer deposits	265	247
Trading liabilities	93	125
Short-term borrowings	4,286	9,582
Long-term debt	12,992	14,532
Other liabilities	710	1,228
Total liabilities of consolidated VIEs	18,346	25,714
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	702	1,534
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	869	1,064
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	7,479	7,324
Other assets	7,516	7,369
Total assets of consolidated VIEs	9,087	9,967
Customer deposits	0	0
Trading liabilities	9	20
Short-term borrowings	0	0
Long-term debt	9,067	9,944
Other liabilities	34	45
Total liabilities of consolidated VIEs	9,110	10,009
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1	27
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,959	117
Trading assets	51	196
Investment securities	100	23
Other investments	0	0
Net loans	2,012	4,360
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	1,473	1,637
Total assets of consolidated VIEs	5,596	6,360
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	4,280	5,776
Long-term debt	17	14
Other liabilities	16	6
Total liabilities of consolidated VIEs	4,313	5,796
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	3	14
Investment securities	0	0
Other investments	0	0
Net loans	885	859
Premises and equipment	0	0
Loans held-for-sale	3,093	3,110
Other assets	3,353	3,111
Total assets of consolidated VIEs	4,243	3,984
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	3,187	3,608
Other liabilities	67	97
Total liabilities of consolidated VIEs	3,254	3,705
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	100	125
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,687	1,861
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	0	4
Total assets of consolidated VIEs	1,787	1,990
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	7	3
Long-term debt	179	500
Other liabilities	2	7
Total liabilities of consolidated VIEs	188	510
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	87	44
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	665	565
Investment securities	0	0
Other investments	1,491	1,712
Net loans	779	405
Premises and equipment	447	509
Loans held-for-sale	56	71
Other assets	308	572
Total assets of consolidated VIEs	3,777	3,807
Customer deposits	0	0
Trading liabilities	8	4
Short-term borrowings	0	0
Long-term debt	93	38
Other liabilities	153	168
Total liabilities of consolidated VIEs	254	210
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	60	20
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	335	997
Investment securities	0	0
Other investments	492	577
Net loans	531	429
Premises and equipment	66	72
Loans held-for-sale	0	0
Other assets	1,680	1,843
Total assets of consolidated VIEs	3,164	3,938
Customer deposits	265	247
Trading liabilities	76	101
Short-term borrowings	(1)	3,803
Long-term debt	449	428
Other liabilities	438	905
Total liabilities of consolidated VIEs	1,227	5,484
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	68,077	61,376
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	160,013	183,446
Trading assets	229,736	256,602
Investment securities	1,627	1,939
Other investments	10,207	11,816
Net loans	231,157	227,498
Premises and equipment	4,895	5,416
Loans held-for-sale	18,914	19,894
Other assets	61,556	72,782
Customer deposits	321,851	297,690
Trading liabilities	76,812	91,091
Short-term borrowings	20,193	14,838
Long-term debt	126,641	146,997
Other liabilities	51,079	57,367
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	952	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,959	117
Trading assets	3,610	4,697
Investment securities	100	23
Other investments	1,983	2,289
Net loans	4,207	6,053
Premises and equipment	481	546
Loans held-for-sale	10,628	10,505
Other assets	14,329	14,508
Total assets of consolidated VIEs	27,621	29,983
Customer deposits	265	247
Trading liabilities	93	125
Short-term borrowings	4,286	5,779
Long-term debt	12,992	14,532
Other liabilities	710	1,164
Total liabilities of consolidated VIEs	18,346	21,847
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	702	1,534
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	869	1,064
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	7,479	7,324
Other assets	7,516	7,369
Total assets of consolidated VIEs	9,087	9,967
Customer deposits	0	0
Trading liabilities	9	20
Short-term borrowings	0	0
Long-term debt	9,067	9,944
Other liabilities	34	45
Total liabilities of consolidated VIEs	9,110	10,009
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1	27
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,959	117
Trading assets	51	196
Investment securities	100	23
Other investments	0	0
Net loans	2,012	4,360
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	1,473	1,637
Total assets of consolidated VIEs	5,596	6,360
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	4,280	5,776
Long-term debt	17	14
Other liabilities	16	6
Total liabilities of consolidated VIEs	4,313	5,796
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	3	14
Investment securities	0	0
Other investments	0	0
Net loans	885	859
Premises and equipment	0	0
Loans held-for-sale	3,093	3,110
Other assets	3,353	3,111
Total assets of consolidated VIEs	4,243	3,984
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	3,187	3,608
Other liabilities	67	97
Total liabilities of consolidated VIEs	3,254	3,705
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	100	125
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,687	1,861
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	0	4
Total assets of consolidated VIEs	1,787	1,990
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	7	3
Long-term debt	179	500
Other liabilities	2	7
Total liabilities of consolidated VIEs	188	510
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	87	44
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	665	565
Investment securities	0	0
Other investments	1,491	1,712
Net loans	779	405
Premises and equipment	415	474
Loans held-for-sale	56	71
Other assets	307	571
Total assets of consolidated VIEs	3,744	3,771
Customer deposits	0	0
Trading liabilities	8	4
Short-term borrowings	0	0
Long-term debt	93	38
Other liabilities	152	167
Total liabilities of consolidated VIEs	253	209
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	60	20
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	335	997
Investment securities	0	0
Other investments	492	577
Net loans	531	429
Premises and equipment	66	72
Loans held-for-sale	0	0
Other assets	1,680	1,816
Total assets of consolidated VIEs	3,164	3,911
Customer deposits	265	247
Trading liabilities	76	101
Short-term borrowings	(1)	0
Long-term debt	449	428
Other liabilities	439	842
Total liabilities of consolidated VIEs	1,228	1,618